Goodwill, Net (Tables)	12 Months Ended
Jun. 30, 2024
Goodwill, Net [Abstract]
Schedule of Goodwill, Net	Goodwill, net, consisted of the following:
	As of June 30,
	2024	2023
Begining balance	$10,945,553	$1,144,824
Acquisition	709,351	9,888,067
Exchange differences	$(23,948)	$(87,338)
Ending balance	11,630,956	10,945,553
Accumulated impairment	(10,205,471)	—
Goodwill, net	$1,425,485	$10,945,553